13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 2) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2013	$ 2,546,093	$ 1,631,903
2014	2,919	3,332
2015	0	683
2016	0	0
2017	0	0
Total	$ 2,549,012	$ 1,635,918